KPMG LLP
Suite 1050
833 East Michigan Street Milwaukee, WI 53202-5337

Report of Independent Registered Public Accounting Firm

The Board of Directors
Sentry Life Insurance Company and
The Contract Owners
Sentry Variable Life Account I:

Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Sentry Variable Life Account I (comprised of the sub-accounts listed in the statement of assets and liabilities, collectively, the Accounts), as of December 31, 2017, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Accounts as of December 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion
These financial statements and financial highlights are the responsibility of the Accounts' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Accounts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2017, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Accounts' auditor since 2007.

Milwaukee, Wisconsin
February 20, 2018

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with
KPMG International Cooperative ("KPMG International"), a Swiss entity.

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Life Account I
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2017

Assets:

Investments at fair value:

* Janus Henderson Series - Institutional Shares:
** Research Portfolio, 5,388 shares (cost $160,808)	$196,717
Enterprise Portfolio, 60,610 shares (cost $3,135,662)	4,282,074
Forty Portfolio, 7,294 shares (cost $270,324)	290,013
Global Research Portfolio, 487 shares (cost $19,591)	24,956
Balanced Portfolio, 7,907 shares (cost $231,957)	278,890

T. Rowe Price Fixed Income Series, Inc.:
*** Government Money Portfolio, 61,228 shares (cost $61,228)	61,228
Limited Term Bond Portfolio, 17,758 shares (cost $86,850)	85,592

T. Rowe Price Equity Series, Inc.:
Equity Income Portfolio, 8,596 shares (cost $211,174)	251,602
Personal Strategy Balanced Portfolio, 73,509 shares (cost $1,424,146)	1,550,304

T. Rowe Price International Series, Inc.:
International Stock Portfolio, 1,064 shares (cost $16,035)	18,462

Total Assets	7,039,838
Total Liabilities	-

Net Assets	$7,039,838

See accompanying notes to financial statements

*	Formerly Janus Aspen Series
**	Formerly Janus Aspen Janus Portfolio
***	Formerly T. Rowe Price Prime Reserve Portfolio

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Life Account I
STATEMENT OF OPERATIONS
December 31, 2017

	For the Year Ended December 31, 2017
	Janus Henderson Research**	Janus Henderson Enterprise	Janus Henderson Forty	Janus Henderson Global Research	Janus Henderson Balanced

Investment Income:
Dividends	$707	$10,186	$-	$187	$4,197

Expenses:
Mortality and expense risk charges	1,860	41,879	2,810	236	2,731

Net investment income (loss)	(1,153)	(31,693)	(2,810)	(49)	1,466

Realized gains (losses) on investments:
Realized net investment gain (loss)	2,193	247,463	(1,975)	567	7,672

Capital gain distributions received	1,682	251,976	14,207	-	525

Realized gain (loss) on investments and
capital gain distributions, net	3,875	499,439	12,232	567	8,197

Unrealized appreciation (depreciation), net	38,128	450,517	56,537	4,538	32,023

Net increase (decrease) in net assets from operations	$40,850	$918,263	$65,959	$5,056	$41,686

See accompanying notes to financial statements
**	Formerly Janus Aspen Janus Portfolio

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Life Account I
STATEMENT OF OPERATIONS
December 31, 2017

	For the Year Ended December 31, 2017
	T. Rowe Price Government Money***	T. Rowe Price Limited Term Bond	T. Rowe Price Equity Income	T. Rowe Price Personal Strategy Balanced	T. Rowe Price International Stock

Investment Income:
Dividends	$206	$1,238	$4,099	$22,537	$192

Expenses:
Mortality and expense risk charges	640	886	2,430	15,512	176

Net investment income (loss)	(434)	352	1,669	7,025	16

Realized gains (losses) on investments:
Realized net investment gain (loss)	-	(350)	4,673	36,803	277

Capital gain distributions received	-	-	23,658	75,416	709

Realized gain (loss) on investments and
capital gain distributions, net	-	(350)	28,331	112,219	986

Unrealized appreciation (depreciation), net	-	(4)	2,508	101,406	2,824

Net increase (decrease) in net assets from operations	$(434)	$(2)	$32,508	$220,650	$3,826

See accompanying notes to financial statements

***	Formerly T. Rowe Price Prime Reserve Portfolio

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Life Account I
STATEMENT OF CHANGES IN NET ASSETS
December 31, 2017

	For the Years Ended December 31

	Janus Henderson		Janus Henderson		Janus Henderson		Janus Henderson		Janus Henderson
	Research**		Enterprise		Forty		Global Research		Balanced
	2017	2016	2017	2016	2017	2016	2017	2016	2017	2016

Increase (decrease) in net assets from operations:
Net investment income (loss)	$(1,153)	$(798)	$(31,693)	$(31,204)	$(2,810)	$(2,418)	$(49)	$(9)	$1,466	$3,145

Realized gains (losses) on investments	3,875	17,382	499,439	528,173	12,232	28,972	567	1,468	8,197	4,261

Unrealized appreciation (depreciation), net	38,128	(18,118)	450,517	(130,433)	56,537	(25,481)	4,538	(1,183)	32,023	2,176

Net increase (decrease) in net assets from operations	40,850	(1,534)	918,263	366,536	65,959	1,073	5,056	276	41,686	9,582

Contract transactions:
Purchase payments	9,106	9,585	163,578	170,397	7,763	8,678	2,571	2,688	12,531	14,777

Transfers between subaccounts, net	-	3,026	-	(32,584)	-	(10,079)	-	4,916	-	19,041

Withdrawals and surrenders	(922)	(22,656)	(202,515)	(142,634)	(656)	(11,899)	-	(2,862)	(38,044)	(1,830)

Monthly deductions	(5,799)	(6,514)	(203,316)	(200,510)	(12,696)	(12,385)	(1,775)	(1,464)	(12,789)	(12,538)

Policy loans	1,043	1,888	1,577	48,679	(7)	1,327	9	46	103	45

Net increase (decrease) in net assets
derived from contract transactions	3,428	(14,671)	(240,676)	(156,652)	(5,596)	(24,358)	805	3,324	(38,199)	19,495

Total increase (decrease) in net assets	44,278	(16,205)	677,587	209,884	60,363	(23,285)	5,861	3,600	3,487	29,077

Net assets at beginning of year	152,439	168,644	3,604,487	3,394,603	229,650	252,935	19,095	15,495	275,403	246,326

Net assets at end of year	$196,717	$152,439	$4,282,074	$3,604,487	$290,013	$229,650	$24,956	$19,095	$278,890	$275,403

See accompanying notes to financial statements

**	Formerly Janus Aspen Janus Portfolio

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Life Account I
STATEMENT OF CHANGES IN NET ASSETS
December 31, 2017

	For the Years Ended December 31
							T. Rowe Price		T. Rowe Price
	T. Rowe Price		T. Rowe Price		T. Rowe Price		Personal Strategy		International
	Government Money***		Limited Term Bond		Equity Income		Balanced		Stock
	2017	2016	2017	2016	2017	2016	2017	2016	2017	2016

Increase (decrease) in net assets from operations:
Net investment income (loss)	$(434)	$(655)	$352	$255	$1,669	$2,536	$7,025	$8,684	$16	$6

Realized gains (losses) on investments	-	-	(350)	(312)	28,331	37,587	112,219	85,385	986	616

Unrealized appreciation (depreciation), net	-	-	(4)	242	2,508	(7,051)	101,406	(18,076)	2,824	(501)

Net increase (decrease) in net assets from operations	(434)	(655)	(2)	185	32,508	33,072	220,650	75,993	3,826	121

Contract transactions:
Purchase payments	3,693	2,549	6,040	5,561	8,877	10,511	54,745	60,294	862	793

Transfers between subaccounts, net	-	15,358	-	15,719	-	(3,654)	-	(11,743)	-	-

Withdrawals and surrenders	(6,233)	-	(6,892)	(4,280)	(869)	(20,264)	(52,956)	(144,091)	-	-

Monthly deductions	(4,697)	(9,363)	(4,692)	(6,109)	(8,098)	(7,429)	(80,317)	(81,873)	(810)	(762)

Policy loans	6,186	1,564	6,250	2,425	302	(701)	204	43,416	144	(98)

Net increase (decrease) in net assets
derived from contract transactions	(1,051)	10,108	706	13,316	212	(21,537)	(78,324)	(133,997)	196	(67)

Total increase (decrease) in net assets	(1,485)	9,453	704	13,501	32,720	11,535	142,326	(58,004)	4,022	54

Net assets at beginning of year	62,713	53,260	84,888	71,387	218,882	207,347	1,407,978	1,465,982	14,440	14,386

Net assets at end of year	$61,228	$62,713	$85,592	$84,888	$251,602	$218,882	$1,550,304	$1,407,978	$18,462	$14,440

See accompanying notes to financial statements

***	Formerly T. Rowe Price Prime Reserve Portfolio

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Life Account I
NOTES TO FINANCIAL STATEMENTS
December 31, 2017
1.	Organization
The Sentry Variable Life Account I (the Variable Life Account) is a segregated investment account of the Sentry Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940. The Variable Life Account is an accounting entity wherein all segregated account transactions are reflected.
The Variable Life Account was established by the Company on February 12, 1985 in support of the variable life insurance contracts, and commenced operations on January 13, 1987. The Company discontinued new sales of the variable life insurance contracts on October 13, 2003. Management of the Company has determined that  there is no justification for substantial doubt regarding the entity's ability to continue as a going concern.
The assets of each subaccount of the Variable Life Account are invested in shares of corresponding portfolios of Janus Henderson Series - Institutional Shares, T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Equity Series, Inc., and T. Rowe Price International Series, Inc. (collectively, the Funds) at each portfolio's net asset value in accordance with the selection made by policy owners.
The Funds are diversified open-end investment management companies registered under the Investment Company Act of 1940. A copy of the Funds' annual reports is included in the Variable Life Account's Annual Report.
The Variable Life Account meets the definition of an investment company under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946 and is following the accounting and reporting guidance under that Topic.
2.	Significant Accounting Policies
The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Valuation of Investments
Investments in shares of each of the Funds are valued on the closing net asset value per share at December 31, 2017. The Funds value their investment securities at fair value.
Policy Loans
Variable life insurance contract owners (policyholders) may obtain loans from the Company. The maximum loan amount is 90% of the policyholders' contract cash value minus any applicable surrender charge.
Securities Transactions and Investment Income
Transactions in shares of the Funds are recorded on the trade date if received by 3:00 p.m. central standard time (the date the order to buy and sell is executed). Dividend income is recorded on the ex-dividend date. The cost of Fund shares sold and the corresponding investment gains and losses are determined on the basis of specific identification.
Federal Income Taxes
The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code. The operations of the Variable Life Account are part of the total operations of the Company and are not taxed as a separate entity.
Under Federal income tax law, net investment income and net realized investment gains of the Variable Life Account which are applied to increase net assets are not taxed.
Subsequent Events
In connection with the preparation of the financial statements, the Company evaluated subsequent events after the financial statement date of December 31, 2017 through February 20, 2018, the date the financial statements were issued. No significant subsequent events were identified.

3.	Purchases and Sales of Securities

In 2017, purchases and proceeds on sales of the Funds' shares were as follows:
			Proceeds
		Purchases	on Sales
**	Janus Henderson Research Portfolio	$12,618	$8,660
	Janus Henderson Enterprise Portfolio	429,380	449,774
	Janus Henderson Forty Portfolio	22,072	16,271
	Janus Henderson Global Research Portfolio	2,860	2,105
	Janus Henderson Balanced Portfolio	17,371	53,579
***	T. Rowe Price Government Money Portfolio	11,505	12,990
	T. Rowe Price Limited Term Bond Portfolio	13,554	12,496
	T. Rowe Price Equity Income Portfolio	36,993	11,455
	T. Rowe Price Personal Strategy Balanced Portfolio	154,736	150,620
	T. Rowe Price International Stock Portfolio	2,005	1,084
	Total	$703,094	$719,034

           In 2016, purchases and proceeds on sales of the Funds' shares were as follows:
			Proceeds
		Purchases	on Sales
	Janus Aspen Janus Portfolio	$24,400	$30,910
	Janus Aspen Enterprise Portfolio	501,952	418,835
	Janus Aspen Forty Portfolio	40,534	36,909
	Janus Aspen Global Research Portfolio	9,035	5,719
	Janus Aspen Balanced Portfolio	43,468	17,083
***	T. Rowe Price Government Money Portfolio	22,030	12,576
	T. Rowe Price Limited Term Bond Portfolio	27,016	13,444
	T. Rowe Price Equity Income Portfolio	38,839	37,593
	T. Rowe Price Personal Strategy Balanced Portfolio	163,516	257,407
	T. Rowe Price International Stock Portfolio	1,752	1,281
	Total	$872,542	$831,757

**	Formerly Janus Aspen Janus Portfolio
***	Formerly T. Rowe Price Prime Reserve Portfolio

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Life Account I
NOTES TO FINANCIAL STATEMENTS
December 31, 2017
4.	Expenses and Related Party Transactions
A mortality and expense risk premium and a death benefit guarantee risk charge are deducted by the Company from the Variable Life Account on a daily basis which is equal, on an annual basis, to 1.05% (0.90% mortality and expense risk and 0.15% death benefit guarantee risk charge) of the daily net asset value of the Variable Life Account. These charges compensate the Company for assuming these risks under the variable life contract.
At the beginning of each policy month, the Company makes a deduction, per contract holder, from the cash value of the policy by canceling accumulation units. This deduction consists of the cost of insurance for the policy and any additional benefits provided by rider, if any, for the policy month and a $5 monthly administrative fee. The administrative fee, which is reported through monthly deductions on the Statement of Changes in Net Assets, reimburses the Company for administrative expenses relating to the issuance and maintenance of the contract.

The Company deducts a front-end sales expense charge of 5.0% from each premium payment. A surrender charge may be deducted in the event of a surrender to reimburse the Company for expenses incurred in connection with issuing a policy. The full surrender charge, which is reported through withdrawals and surrenders on the Statement of Changes in Net Assets, will be reduced during the first 9 contract years until it reaches zero in the 10th contract year.

The Company deducts from each premium payment the amount of premium taxes levied by any state or government entity. Premium taxes up to 3.0% are imposed by certain states.
Sentry Equity Services, Inc., a related party, acts as the underwriter for the contract.

5.	Fair Value Measurement

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The Variable Life Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.
The Company categorizes financial assets recorded at fair value as follows:
Level 1 - Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in publicly-traded registered mutual funds with quoted market prices.
Level 2 - Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products. These funds have no unfunded commitments or restrictions and the Variable Life Account always has the ability to redeem its interest in the funds with the investee at NAV daily.
Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2017:
	Level 1	Level 2	Level 3	Total
Variable Account Investments	-	$7,039,838	-	$7,039,838

   The Variable Life Account only invests in funds with fair value measurements in Level 2 and did not have any assets or liabilities reported at fair value on a nonrecurring basis.

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Life Account I
NOTES TO FINANCIAL STATEMENTS
December 31, 2017
6.	Changes in Units Outstanding

The changes in units outstanding for the year ended December 31, 2017 were as follows:
		Units	Units	Net Increase
		Issued	Redeemed	(Decrease)
**	Janus Henderson Research Portfolio	773	514	259
	Janus Henderson Enterprise Portfolio	2,252	5,438	(3,186)
	Janus Henderson Forty Portfolio	378	649	(271)
	Janus Henderson Global Research Portfolio	271	185	86
	Janus Henderson Balanced Portfolio	535	2,255	(1,720)
***	T. Rowe Price Government Money Portfolio	610	667	(57)
	T. Rowe Price Limited Term Bond Portfolio	449	423	26
	T. Rowe Price Equity Income Portfolio	337	328	9
	T. Rowe Price Personal Strategy Balanced Portfolio	758	1,829	(1,071)
	T. Rowe Price International Stock Portfolio	82	69	13

The changes in units outstanding for the year ended December 31, 2016 were as follows:
		Units	Units	Net Increase
		Issued	Redeemed	(Decrease)
	Janus Aspen Janus Portfolio	1,283	2,608	(1,325)
	Janus Aspen Enterprise Portfolio	3,630	6,229	(2,599)
	Janus Aspen Forty Portfolio	593	2,075	(1,482)
	Janus Aspen Global Research Portfolio	1,048	657	391
	Janus Aspen Balanced Portfolio	1,624	686	938
***	T. Rowe Price Government Money Portfolio	1,178	639	539
	T. Rowe Price Limited Term Bond Portfolio	945	458	487
	T. Rowe Price Equity Income Portfolio	600	1,585	(985)
	T. Rowe Price Personal Strategy Balanced Portfolio	1,608	3,589	(1,981)
	T. Rowe Price International Stock Portfolio	92	101	(9)

**	Formerly Janus Aspen Janus Portfolio
***	Formerly T. Rowe Price Prime Reserve Portfolio

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Life Account I
NOTES TO FINANCIAL STATEMENTS
December 31, 2017
7.	Financial Highlights

A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable life contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2017 is as follows:
					Expenses as a % of Average Net Assets #	Income as a % of Average Net Assets

			Net Assets
			Unit				Total
		Units	Value	(000's)			Return
**	Janus Henderson Research Portfolio	13,469	$14.60	$197	1.05%	0.39%	26.56%
	Janus Henderson Enterprise Portfolio	51,810	82.65	4,282	1.05	0.25	26.10
	Janus Henderson Forty Portfolio	12,746	22.75	290	1.05	-	28.97
	Janus Henderson Global Research Portfolio	2,252	11.08	25	1.05	0.82	25.72
	Janus Henderson Balanced Portfolio	10,925	25.53	279	1.05	1.61	17.20
***	T. Rowe Price Government Money Portfolio	3,320	18.44	61	1.05	0.34	(0.71)
	T. Rowe Price Limited Term Bond Portfolio	3,130	27.35	86	1.05	1.46	0.00
	T. Rowe Price Equity Income Portfolio	8,410	29.92	252	1.05	1.76	14.82
	T. Rowe Price Personal Strategy Balanced Portfolio	19,379	80.00	1,550	1.05	1.52	16.19
	T. Rowe Price International Stock Portfolio	1,286	14.36	18	1.05	1.14	26.56

           A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable life contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2016 is as follows:
					Expenses as a % of Average Net Assets #	Income as a % of Average Net Assets

			Net Assets
			Unit				Total
		Units	Value	(000's)			Return
	Janus Aspen Janus Portfolio	13,210	$11.54	$152	1.05%	0.53%	(0.55)%
	Janus Aspen Enterprise Portfolio	54,996	65.54	3,604	1.05	0.15	11.20
	Janus Aspen Forty Portfolio	13,017	17.64	230	1.05	-	1.13
	Janus Aspen Global Research Portfolio	2,166	8.82	19	1.05	0.99	1.00
	Janus Aspen Balanced Portfolio	12,645	21.78	275	1.05	2.27	3.51
***	T. Rowe Price Government Money Portfolio	3,377	18.57	63	1.05	-	(1.05)
	T. Rowe Price Limited Term Bond Portfolio	3,104	27.35	85	1.05	1.35	0.28
	T. Rowe Price Equity Income Portfolio	8,401	26.05	219	1.05	2.31	17.94
	T. Rowe Price Personal Strategy Balanced Portfolio	20,450	68.85	1,408	1.05	1.66	5.35
	T. Rowe Price International Stock Portfolio	1,273	11.35	14	1.05	1.08	1.07

# Excluding the effect of the expenses of the underlying fund portfolios and administrative fees charged directly to policyholder accounts.

**	Formerly Janus Aspen Janus Portfolio
***	Formerly T. Rowe Price Prime Reserve Portfolio

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Life Account I
NOTES TO FINANCIAL STATEMENTS
December 31, 2017

A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable life contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2015 is as follows:
				Expenses as a % of Average Net Assets #	Income as a % of Average Net Assets

		Net Assets
		Unit				Total
	Units	Value	(000's)			Return
Janus Aspen Janus Portfolio	14,535	$11.60	$169	1.05%	0.67%	4.24%
Janus Aspen Enterprise Portfolio	57,595	58.94	3,395	1.05	0.64	2.94
Janus Aspen Forty Portfolio	14,499	17.44	253	1.05	-	11.05
Janus Aspen Global Research Portfolio	1,775	8.73	15	1.05	0.66	(3.31)
Janus Aspen Balanced Portfolio	11,707	21.04	246	1.05	1.58	(0.43)
T. Rowe Price Prime Reserve Portfolio	2,838	18.77	53	1.05	-	(1.04)
T. Rowe Price Limited Term Bond Portfolio	2,617	27.27	71	1.05	1.13	(0.74)
T. Rowe Price Equity Income Portfolio	9,386	22.09	207	1.05	1.84	(7.83)
T. Rowe Price Personal Strategy Balanced Portfolio	22,431	65.35	1,466	1.05	1.73	(1.09)
T. Rowe Price International Stock Portfolio	1,282	11.23	14	1.05	0.96	(1.94)

A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable life contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2014 is as follows:
				Expenses as a % of Average Net Assets #	Income as a % of Average Net Assets

		Net Assets
		Unit				Total
	Units	Value	(000's)			Return
Janus Aspen Janus Portfolio	17,449	$11.13	$194	1.05%	0.36%	11.82%
Janus Aspen Enterprise Portfolio	61,454	57.26	3,519	1.05	0.16	11.35
Janus Aspen Forty Portfolio	16,437	15.71	258	1.05	0.16	7.60
Janus Aspen Global Research Portfolio	1,769	9.03	16	1.05	1.05	6.33
Janus Aspen Balanced Portfolio	14,857	21.13	314	1.05	1.74	7.38
T. Rowe Price Prime Reserve Portfolio	3,106	18.97	59	1.05	-	(1.05)
T. Rowe Price Limited Term Bond Portfolio	2,540	27.48	70	1.05	1.26	(0.41)
T. Rowe Price Equity Income Portfolio	9,609	23.97	230	1.05	1.74	6.26
T. Rowe Price Personal Strategy Balanced Portfolio	24,444	66.08	1,615	1.05	1.64	4.10
T. Rowe Price International Stock Portfolio	1,392	11.45	16	1.05	1.06	(2.27)
# Excluding the effect of the expenses of the underlying fund portfolios and administrative fees charged directly to policyholder accounts.

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Life Account I
NOTES TO FINANCIAL STATEMENTS
December 31, 2017

A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable life contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2013 is as follows:
				Expenses as a % of Average Net Assets #	Income as a % of Average Net Assets

		Net Assets
		Unit				Total
	Units	Value	(000's)			Return
Janus Aspen Janus Portfolio	18,836	$9.95	$187	1.05%	0.76%	28.98%
Janus Aspen Enterprise Portfolio	68,798	51.42	3,537	1.05	0.49	31.00
Janus Aspen Forty Portfolio	17,130	14.60	250	1.05	0.70	29.86
Janus Aspen Worldwide Growth Portfolio	2,100	8.49	18	1.05	1.19	27.09
Janus Aspen Balanced Portfolio	15,156	19.68	298	1.05	1.59	18.91
T. Rowe Price Prime Reserve Portfolio	3,381	19.17	65	1.05	-	(1.04)
T. Rowe Price Limited Term Bond Portfolio	2,914	27.59	80	1.05	1.58	(0.92)
T. Rowe Price Equity Income Portfolio	10,024	22.56	226	1.05	1.56	28.38
T. Rowe Price Personal Strategy Balanced Portfolio	25,976	63.47	1,649	1.05	1.49	16.70
T. Rowe Price International Stock Portfolio	1,396	11.71	16	1.05	1.08	12.86

# Excluding the effect of the expenses of the underlying fund portfolios and administrative fees charged directly to policyholder accounts.

8.	Diversification Requirements

Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the Code), as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each subaccount is required to satisfy the requirements of Section 817(h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

The Secretary of the Treasury has issued regulations under Section 817(h) of the Code. The Variable Life Account intends that each of the subaccounts shall comply with the diversification requirements and, in the event of any failure to comply, will take immediate action to assure compliance.